Deposits by Customers	12 Months Ended
Dec. 31, 2020
Deposits from customers [abstract]
Deposits by Customers
23. DEPOSITS BY CUSTOMERS

		Group
	2020	2019
	£m	£m
Demand and time deposits(1)	185,879	171,736
Amounts due to other Santander UK Group Holdings plc subsidiaries	59	44
Amounts due to Santander UK Group Holdings plc(2)	7,883	8,869
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,314	1,234
	195,135	181,883
(1)Includes equity index-linked deposits of £577m (2019: £1,139m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £577m and £2m (2019: £1,139m and £18m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.